Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.3%
Aerospace & Defense — 1.7%
Loar Holdings, Inc.*	8,713	$697,040
StandardAero, Inc.*	22,456	612,824
Voyager Technologies, Inc., Class A*	9,153	272,576
		1,582,440
Apparel — 1.6%
Gildan Activewear, Inc.	19,742	1,141,088
On Holding AG, Class A*	8,570	362,939
		1,504,027
Banks — 0.9%
Walker & Dunlop, Inc.	10,322	863,126
Biotechnology — 9.9%
89bio, Inc.*	32,354	475,604
Akero Therapeutics, Inc.*	5,938	281,936
Arcellx, Inc.*	4,393	360,665
Avidity Biosciences, Inc.*	26,321	1,146,806
Biohaven Ltd.*	12,953	194,425
Bridgebio Pharma, Inc.*	16,174	840,078
Crinetics Pharmaceuticals, Inc.*	6,800	283,220
Disc Medicine, Inc.*	3,034	200,487
Edgewise Therapeutics, Inc.*	5,743	93,152
Ideaya Biosciences, Inc.*	13,696	372,668
Insmed, Inc.*	4,643	668,638
Janux Therapeutics, Inc.*	8,440	206,274
Ligand Pharmaceuticals, Inc.*	7,690	1,362,207
Metsera, Inc.*	9,231	483,058
Nuvalent, Inc., Class A*	4,530	391,754
Revolution Medicines, Inc.*	12,342	576,371
Soleno Therapeutics, Inc.*	7,374	498,482
Structure Therapeutics, Inc., ADR*	7,644	214,032
Travere Therapeutics, Inc.*	13,499	322,626
Xenon Pharmaceuticals, Inc.*	7,786	312,608
		9,285,091
Building Materials — 2.1%
Carlisle Cos., Inc.	2,103	691,803
SPX Technologies, Inc.*	6,808	1,271,598
		1,963,401
Chemicals — 1.8%
Sensient Technologies Corp.	18,040	1,693,054
Commercial Services — 10.3%
Alight, Inc., Class A	99,306	323,738
CBIZ, Inc.*	8,440	446,982
Colliers International Group, Inc.	3,954	617,654
Euronet Worldwide, Inc.*	11,096	974,340
Legence Corp., Class A*	12,623	388,915
Paylocity Holding Corp.*	6,062	965,495
Rentokil Initial PLC, ADR	58,588	1,479,347
Shift4 Payments, Inc., Class A*	15,261	1,181,201
Stride, Inc.*	14,561	2,168,715
UL Solutions, Inc., Class A	7,308	517,845
WEX, Inc.*	4,337	683,208
		9,747,440
	Number of Shares	Value†

Computers — 1.0%
CACI International, Inc., Class A*	1,709	$852,415
Figure Technology Solutions, Inc., Class A*	2,510	91,289
		943,704
Cosmetics & Personal Care — 1.1%
Oddity Tech Ltd., Class A*	16,041	999,354
Distribution & Wholesale — 1.7%
Core & Main, Inc., Class A*	22,182	1,194,057
SiteOne Landscape Supply, Inc.*	2,890	372,232
		1,566,289
Diversified Financial Services — 3.6%
Cboe Global Markets, Inc.	5,550	1,361,137
Hamilton Lane, Inc., Class A	3,664	493,871
LPL Financial Holdings, Inc.	4,739	1,576,618
		3,431,626
Electric — 1.4%
NRG Energy, Inc.	8,049	1,303,535
Electrical Components & Equipment — 0.5%
Novanta, Inc.*	4,819	482,623
Electronics — 7.3%
Bel Fuse, Inc., Class B	8,197	1,155,941
Itron, Inc.*	4,891	609,223
Mirion Technologies, Inc.*	95,126	2,212,631
Napco Security Technologies, Inc.	17,745	762,148
OSI Systems, Inc.*	8,669	2,160,661
		6,900,604
Engineering & Construction — 1.3%
Sterling Infrastructure, Inc.*	3,733	1,268,025
Entertainment — 1.3%
Atlanta Braves Holdings, Inc., Class C*	14,294	594,487
Inspired Entertainment, Inc.*	37,349	350,334
Manchester United PLC, Class A*	18,476	279,727
		1,224,548
Environmental Control — 3.0%
CECO Environmental Corp.*	25,749	1,318,349
Clean Harbors, Inc.*	3,765	874,308
Montrose Environmental Group, Inc.*	21,430	588,468
		2,781,125
Food — 0.9%
Premium Brands Holdings Corp.	12,240	821,893
Food Service — 1.1%
Aramark	27,753	1,065,715
Hand & Machine Tools — 0.5%
MSA Safety, Inc.	2,639	454,093
Healthcare Products — 5.2%
Beta Bionics, Inc.*	9,739	193,514
Bruker Corp.	7,626	247,769
Caris Life Sciences, Inc.*	18,990	574,448

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Glaukos Corp.*	9,190	$749,444
Globus Medical, Inc., Class A*	19,090	1,093,284
ICU Medical, Inc.*	7,199	863,592
Lantheus Holdings, Inc.*	13,752	705,340
STERIS PLC	1,848	457,269
		4,884,660
Healthcare Services — 0.7%
HealthEquity, Inc.*	6,958	659,410
Home Builders — 0.9%
Dream Finders Homes, Inc., Class A*	17,290	448,157
Thor Industries, Inc.	3,602	373,491
		821,648
Insurance — 1.0%
Baldwin Insurance Group, Inc.*	12,503	352,710
RLI Corp.	8,393	547,391
		900,101
Internet — 0.6%
Ziff Davis, Inc.*	13,899	529,552
Machinery — Diversified — 4.0%
ATS Corp.*	21,705	567,852
CSW Industrials, Inc.	2,246	545,216
Gates Industrial Corp. PLC*	36,201	898,509
Kornit Digital Ltd.*	22,608	305,208
Zurn Elkay Water Solutions Corp.	31,880	1,499,316
		3,816,101
Miscellaneous Manufacturing — 2.2%
Enpro, Inc.	3,676	830,776
ITT, Inc.	7,000	1,251,320
		2,082,096
Oil & Gas — 2.1%
California Resources Corp.	7,418	394,489
Magnolia Oil & Gas Corp., Class A	50,855	1,213,909
Weatherford International PLC	5,735	392,446
		2,000,844
Packaging and Containers — 1.8%
Crown Holdings, Inc.	17,915	1,730,410
Pharmaceuticals — 5.6%
Ascendis Pharma A/S, ADR*	4,468	888,283
Avadel Pharmaceuticals PLC*	47,587	726,654
BellRing Brands, Inc.*	10,169	369,643
Centessa Pharmaceuticals PLC, ADR*	14,733	357,275
Madrigal Pharmaceuticals, Inc.*	1,499	687,531
Mirum Pharmaceuticals, Inc.*	14,406	1,056,104
Vaxcyte, Inc.*	10,905	392,798
Verona Pharma PLC, ADR*	7,410	790,721
		5,269,009
Retail — 2.4%
Casey's General Stores, Inc.	2,778	1,570,459
Portillo's, Inc., Class A*	33,105	213,527
	Number of Shares	Value†

Retail — (continued)
Wingstop, Inc.	1,928	$485,239
		2,269,225
Semiconductors — 2.2%
Entegris, Inc.	5,007	462,947
MACOM Technology Solutions Holdings, Inc.*	3,561	443,309
Nova Ltd.*	1,541	492,596
ON Semiconductor Corp.*	13,621	671,652
		2,070,504
Software — 15.0%
Alkami Technology, Inc.*	19,131	475,214
Asure Software, Inc.*	51,065	418,733
Blackbaud, Inc.*	12,787	822,332
Broadridge Financial Solutions, Inc.	5,248	1,249,916
Bullish*	5,814	369,829
Clearwater Analytics Holdings, Inc., Class A*	21,758	392,079
Consensus Cloud Solutions, Inc.*	21,500	631,455
Doximity, Inc., Class A*	11,813	864,121
Dynatrace, Inc.*	22,035	1,067,596
HeartFlow, Inc.*	23,520	791,683
Kinaxis, Inc.*	3,870	499,566
Nice Ltd., ADR*	2,875	416,242
PagerDuty, Inc.*	24,576	405,996
PDF Solutions, Inc.*	22,184	572,791
Procore Technologies, Inc.*	6,035	440,072
SS&C Technologies Holdings, Inc.	27,665	2,455,545
The Descartes Systems Group, Inc.*	15,937	1,500,600
Vertex, Inc., Class A*	15,118	374,775
Waystar Holding Corp.*	11,360	430,771
		14,179,316
Telecommunications — 0.6%
AST SpaceMobile, Inc.*	12,199	598,727
Transportation — 1.0%
Saia, Inc.*	3,180	951,965
TOTAL COMMON STOCKS (Cost $63,359,577)		92,645,281

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Diversified — 0.9%
Lamar Advertising Co., Class A (Cost $385,137)	6,723	823,030

RIGHTS — 0.0%
OmniAb, Inc.*	3,339	2,336
OmniAb, Inc.*	3,339	2,024
TOTAL RIGHTS (Cost $8,726)		4,360

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Growth Fund
Number ofShares	Value†
SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $879,636)	879,636	$879,636
TOTAL INVESTMENTS — 100.1% (Cost $64,633,076)		$94,352,307
Other Assets & Liabilities — (0.1)%		(66,586)
TOTAL NET ASSETS — 100.0%		$94,285,721

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
Country Weightings as of 9/30/2025††
United States	87%
Canada	6
United Kingdom	3
Israel	2
Denmark	1
Ireland	1
Total	100%
††	% of total investments as of September 30, 2025.
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